Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY
Numerator:
Income from continuing operations	$ 75,352	456,162	212,881	135,446	212,881	135,446	$ 23,465	142,053	$ 51,887	314,109
Loss from discontinued operations	0	0	0	(4,182)	0	(4,182)	0	0	0	0
Net income	75,352	456,162	212,881	131,264	212,881	131,264	23,465	142,053	51,887	314,109
Denominator:
Weighted average ordinary shares outstanding			100,000,000	100,000,000	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Income from continuing operations					2.13	1.35	$ 0.75	4.57	$ 0.75	4.57
Loss from discontinued operations						(0.04)
Net income	$ 0.75	4.57	2.13	1.31	2.13	1.31	$ 0.75	4.57	$ 0.75	4.57
Numerator:
Income from continuing operations					212,881	135,446	25,669	155,394	49,683	300,768
Loss from discontinued operations	0	0	0	(4,182)	0	(4,182)	0	0	0	0
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares (Note 15)							49,683	300,768
Net income					212,881	131,264	$ 75,352	456,162	$ 49,683	300,768
Denominator:
Weighted average ordinary shares outstanding			100,000,000	100,000,000	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares (Note 15)							68,788,940	68,788,940
Dilutive effect of stock options					650,652	189,928	4,431,072	4,431,072
Weighted-average number of shares outstanding- diluted			100,650,652	100,189,928	100,650,652	100,189,928	104,329,226	104,329,226	68,788,940	68,788,940
Income from continuing operations					2.12	1.35	$ 0.72	4.37	$ 0.72	4.37
Loss from discontinued operations						(0.04)
Net income	$ 0.72	4.37	2.12	1.31	2.12	1.31	$ 0.72	4.37	$ 0.72	4.37